Property, plant and equipment - Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 185,922	$ 208,828
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	97,035
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	185,922	111,793
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between one and two years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	185,922	121,878
Between one and two years | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	97,035
Between one and two years | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	185,922	24,843
Between one and two years | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between two and three years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	86,950
Between two and three years | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between two and three years | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	86,950
Between two and three years | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between three and four years
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between three and four years | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between three and four years | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0	0
Between three and four years | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0	$ 0